BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Cash, Cash Equivalents and Investments
The following table provides a summary of cash, cash equivalents, restricted cash and restricted cash equivalents that constitute the total amounts shown in our consolidated statements of cash flows (in millions):

December 31,	2024	2023	2022
Cash and cash equivalents	$10,828	$9,366	$9,519
Restricted cash and restricted cash equivalents[1,2]	660	326	306
Cash, cash equivalents, restricted cash and restricted cash equivalents	$11,488	$9,692	$9,825
[1]Amounts include cash and cash equivalents in our solvency capital portfolio, which are included in the line item other noncurrent assets in our consolidated balance sheets. Refer to Note 4.
[2]Amounts include cash and cash equivalents related to assets held for sale, which are included in the line item prepaid expenses and other current assets in our consolidated balance sheets. Refer to Note 2.
Inventories	Inventories consisted of the following (in millions):

December 31,	2024	2023
Raw materials and packaging	$2,794	$2,618
Finished goods	1,524	1,449
Other	410	357
Total inventories	$4,728	$4,424

Property, Plant and Equipment
The following table summarizes our property, plant and equipment (in millions):

December 31,	2024	2023
Land	$226	$229
Buildings and improvements	5,143	4,647
Machinery and equipment	14,504	13,593
Property, plant and equipment — cost	19,873	18,469
Less: Accumulated depreciation	9,570	9,233
Property, plant and equipment — net	$10,303	$9,236